Contingent Liabilities	3 Months Ended
Mar. 31, 2021
Contingent Liabilities
Contingent Liabilities

13 Contingent Liabilities

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In May 2016, the Company was informed in writing by the Universitair Medisch Centrum Utrecht ("UMCU") that a claim had been initiated against UMCU regarding a prenatal diagnostic test that the Company conducted at their request which failed to identify a specific mutation present in a patient. On October 1, 2018, the UMCU and Neon Underwriting Limited formally filed a legal claim in the local court in Rostock, Germany against the Company alleging that the Company’s negligence in performing the test resulted in the misdiagnosis of the patient. UMCU is seeking recovery for compensatory damages as a result of the alleged misdiagnosis. By court order of November 8, 2018, the Regional Court of Rostock set the amount in dispute at EUR 880k.

On November 12, 2018, the Company submitted a notice to the Regional Court of Rostock with the intention to defend against the claim. On January 3, 2019, the Company filed a motion to dismiss in which the Company denied the merits of the claim. UMCU and Neon Underwriting Limited responded to this motion on March 15, 2019 with a statement of reply, and the parties have since made several court filings setting out their arguments since. By order dated June 3, 2019, the Regional Court of Rostock provided a first set of questions to be answered by an expert witness. Following a request by the Court, the Director of the Institute of Genetics at the University of Bonn recommended a professor for human genetics from the University of Aachen be appointed as an expert witness in this case. The Company agreed to such recommendation.

As of March 31, 2020, the amount in dispute was EUR 1.3 million. The matter was assigned to a new judge, due to the illness of the prior judge, and the decision to appoint the recommended expert witness is still pending.

The Company intends to continue to rigorously defend its position and considers that it is not probable the legal claim towards the Company will be successful and as a result has not recognized a provision for this claim as of March 31, 2020. In addition, in case a settlement would be required, the Company believes that the corresponding liability will be fully covered by the respective existing insurance policies.

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Certain of our original shareholders agreed to reimburse us for the payments that we make to option holders under the 2016 Plan. Upon completion of the Follow-on Equity Offering, the relevant payables to the holders of vested options were settled mainly by the proceeds received from such original shareholders from the sale of their shares in the Follow-on Equity Offering. We have received a demand from one such original shareholder that alleges that it should have paid less to us in connection with the settlement of such payables. We believe such demand to be baseless and, should such original shareholder institute formal legal proceedings against us, intend to defend our interests vigorously.

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The higher regional court of Rostock issued a final decision by which it has retroactively invalidated a contract entered into between Centogene GmbH (the “Company”) and the State of Mecklenburg-Western Pomerania (“MVP”) for COVID-19 testing, due to non-compliance by MVP with the public tender requirements of the German government. As a result of the invalidation, MVP now has a claim under German law against the Company for repayment of the full amount invoiced and received under the contract (EUR 2.3 million). The Company also has a claim against MVP for compensation for the value of services provided in expectation of the validity of the contract.

In disputes of this kind, the amounts of these two claims would typically equal each other and could be offset against one another. However, definitive and formal assurance from MVP that it will take the view that the amount of its claim equals and offsets the amount of the Company's claim has not yet been provided in writing. To the extent that MVP's claim exceeds the Company's claim against MVP, Centogene may have a payment obligation, which could materially adversely affect the Group’s financial position and results of operations.

The current understanding between MVP and Centogene is that the Company’s services were provided at market value and that despite the court’s invalidation of the contract, Centogene has a claim against MVP for EUR 2.3 million. A contractual agreement putting this understanding in writing has been finalized and is currently in the process of being signed.